Goodwill and Intangible Assets - Schedule of Estimated Amortization Expense (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Acquired Finite-Lived Intangible Assets [Line Items]
2017	$ 624
2018	148
2019	125
2020	108
2021	105
Thereafter	674
Estimated amortization expense	1,784	$ 2,409
MSRs [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
2017	37
2018	37
2019	37
2020	37
2021	37
Thereafter	477
Estimated amortization expense	662	588
Core deposit intangibles [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
2017	587
2018	111
2019	88
2020	71
2021	68
Thereafter	197
Estimated amortization expense	$ 1,122	$ 1,821